SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Cash And Cash Equivalents) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at banks	$ 337,810,153	$ 218,866,393
United States of America, Dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at banks	175,133,834	4,708,801
PRC Excluding Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at banks	158,739,504	214,157,592
Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at banks	$ 3,936,815	$ 0